JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,249,600	13,863,577
Automobile Components — 2.0%
Aisin Corp.	1,741,300	24,064,802
Bridgestone Corp.	1,780,400	72,017,535
Denso Corp.	5,884,600	79,838,879
Niterra Co. Ltd.	602,600	20,773,864
Sumitomo Electric Industries Ltd.	2,367,700	58,753,764
		255,448,844
Automobiles — 7.0%
Honda Motor Co. Ltd.	12,835,000	132,879,536
Isuzu Motors Ltd.	1,729,300	22,162,732
Nissan Motor Co. Ltd. * (a)	6,574,000	13,938,858
Subaru Corp.	1,740,000	32,008,731
Suzuki Motor Corp.	5,571,100	61,212,872
Toyota Motor Corp.	34,912,100	621,002,780
Yamaha Motor Co. Ltd.	2,943,500	21,289,827
		904,495,336
Banks — 9.5%
Chiba Bank Ltd. (The) (a)	2,147,700	20,018,089
Concordia Financial Group Ltd.	3,465,500	22,980,540
Japan Post Bank Co. Ltd.	5,480,900	61,173,949
Mitsubishi UFJ Financial Group, Inc.	35,124,500	484,112,856
Mizuho Financial Group, Inc.	7,617,400	223,430,997
Resona Holdings, Inc.	6,746,500	61,420,177
Sumitomo Mitsui Financial Group, Inc.	11,764,500	296,778,468
Sumitomo Mitsui Trust Group, Inc.	2,158,500	56,584,570
		1,226,499,646
Beverages — 0.8%
Asahi Group Holdings Ltd.	4,562,600	57,881,510
Kirin Holdings Co. Ltd.	2,464,300	32,473,740
Suntory Beverage & Food Ltd.	380,100	11,477,394
		101,832,644
Broadline Retail — 0.6%
Pan Pacific International Holdings Corp.	1,611,700	53,921,466
Rakuten Group, Inc. *	4,478,100	22,657,919
		76,579,385
Building Products — 1.0%
AGC, Inc.	643,000	19,350,875
Daikin Industries Ltd.	889,100	109,320,038
		128,670,913
Capital Markets — 1.2%
Daiwa Securities Group, Inc.	4,254,600	29,619,916
Japan Exchange Group, Inc.	3,160,300	30,883,662

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Nomura Holdings, Inc.	8,911,100	58,869,378
SBI Holdings, Inc.	914,400	33,968,007
		153,340,963
Chemicals — 2.7%
Asahi Kasei Corp.	4,123,000	28,686,842
Mitsubishi Chemical Group Corp.	4,317,500	23,516,447
Nippon Paint Holdings Co. Ltd.	2,944,900	24,965,517
Nippon Sanso Holdings Corp.	596,800	21,122,870
Nitto Denko Corp.	2,110,000	43,664,154
Shin-Etsu Chemical Co. Ltd.	6,010,400	172,960,790
Toray Industries, Inc.	4,510,200	30,849,132
		345,765,752
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,371,000	21,112,677
Secom Co. Ltd.	1,259,300	45,225,553
TOPPAN Holdings, Inc.	852,100	22,962,597
		89,300,827
Construction & Engineering — 0.9%
Kajima Corp.	1,381,700	34,612,497
Obayashi Corp.	2,124,500	31,283,812
Shimizu Corp.	1,700,900	18,842,520
Taisei Corp.	505,800	30,243,749
		114,982,578
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	2,673,800	85,408,813
Kobe Bussan Co. Ltd.	445,700	11,868,693
MatsukiyoCocokara & Co.	1,161,200	23,844,883
Seven & i Holdings Co. Ltd.	7,260,800	95,720,536
		216,842,925
Diversified Telecommunication Services — 0.7%
NTT, Inc. (a)	83,156,400	83,976,455
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc.	2,295,900	28,080,568
Kansai Electric Power Co., Inc. (The)	3,128,900	37,566,954
Tokyo Electric Power Co. Holdings, Inc. *	4,713,500	17,847,875
		83,495,397
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	415,100	20,638,035
Fujikura Ltd.	781,200	53,029,753
Mitsubishi Electric Corp.	6,300,600	141,714,639
NIDEC Corp.	3,069,200	58,886,546
		274,268,973
Electronic Equipment, Instruments & Components — 3.6%
Keyence Corp.	567,500	205,282,602

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Kyocera Corp.	4,276,800	50,484,946
Murata Manufacturing Co. Ltd.	5,614,600	83,568,184
Omron Corp.	578,100	14,900,389
Shimadzu Corp.	877,100	19,416,092
TDK Corp.	5,757,800	70,146,937
Yokogawa Electric Corp.	756,400	20,161,158
		463,960,308
Entertainment — 3.3%
Capcom Co. Ltd.	1,008,400	25,669,561
Konami Group Corp.	275,200	37,360,828
Nexon Co. Ltd.	1,256,500	22,991,494
Nintendo Co. Ltd.	3,535,700	295,510,089
Square Enix Holdings Co. Ltd.	235,500	15,921,252
Toho Co. Ltd.	344,900	21,760,855
		419,214,079
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,547,600	18,830,923
ORIX Corp.	3,449,400	77,484,026
Tokyo Century Corp.	508,100	5,815,075
		102,130,024
Food Products — 1.3%
Ajinomoto Co., Inc.	2,891,000	76,485,569
Kikkoman Corp.	2,652,500	23,302,117
MEIJI Holdings Co. Ltd.	756,300	15,293,129
Nissin Foods Holdings Co. Ltd. (a)	692,100	13,127,835
Toyo Suisan Kaisha Ltd.	294,300	18,802,430
Yakult Honsha Co. Ltd. (a)	866,400	13,938,244
		160,949,324
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,205,500	30,500,772
Tokyo Gas Co. Ltd.	1,121,700	37,564,160
		68,064,932
Ground Transportation — 1.6%
Central Japan Railway Co.	2,987,500	69,645,147
East Japan Railway Co.	3,310,100	70,949,288
Hankyu Hanshin Holdings, Inc.	724,300	18,876,455
Tokyu Corp.	1,744,100	19,632,847
West Japan Railway Co.	1,428,700	31,280,302
		210,384,039
Health Care Equipment & Supplies — 2.2%
Hoya Corp.	1,049,000	132,344,774
Olympus Corp.	3,424,000	40,906,713
Sysmex Corp.	1,672,100	27,164,693
Terumo Corp.	4,522,000	76,680,763
		277,096,943

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.1%
M3, Inc.	1,362,300	16,754,656
Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd. (a)	261,000	10,422,582
Oriental Land Co. Ltd.	3,401,900	70,046,896
Zensho Holdings Co. Ltd.	296,800	15,618,649
		96,088,127
Household Durables — 4.2%
Panasonic Holdings Corp.	6,739,600	63,752,035
Sekisui House Ltd. (a)	1,904,800	39,956,657
Sony Group Corp.	18,275,200	439,579,178
		543,287,870
Household Products — 0.2%
Unicharm Corp.	3,490,200	24,142,230
Industrial Conglomerates — 3.6%
Hikari Tsushin, Inc.	38,200	10,270,406
Hitachi Ltd.	13,937,800	426,505,779
Sekisui Chemical Co. Ltd.	1,279,400	22,191,358
		458,967,543
Insurance — 4.6%
Dai-ichi Life Holdings, Inc.	11,175,800	88,424,969
Japan Post Holdings Co. Ltd.	5,241,800	48,542,586
Japan Post Insurance Co. Ltd.	583,500	14,940,293
MS&AD Insurance Group Holdings, Inc.	4,267,200	91,173,341
Sompo Holdings, Inc.	2,853,000	84,126,566
T&D Holdings, Inc.	1,472,400	35,954,150
Tokio Marine Holdings, Inc.	5,865,000	235,496,898
		598,658,803
Interactive Media & Services — 0.2%
LY Corp.	8,070,900	29,500,479
IT Services — 2.8%
Fujitsu Ltd.	5,438,100	118,463,118
NEC Corp.	3,855,600	110,716,986
Nomura Research Institute Ltd.	1,275,600	50,476,067
Obic Co. Ltd.	988,400	35,189,596
Otsuka Corp.	736,500	13,954,593
SCSK Corp.	468,400	14,574,225
TIS, Inc.	711,200	22,688,647
		366,063,232
Leisure Products — 0.7%
Bandai Namco Holdings, Inc.	1,976,400	63,910,697
Shimano, Inc.	245,100	26,812,952
		90,723,649
Machinery — 5.9%
Daifuku Co. Ltd.	1,088,100	27,546,573

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
FANUC Corp.	2,833,300	78,870,464
Hitachi Construction Machinery Co. Ltd.	272,300	7,886,355
Hoshizaki Corp.	343,600	11,765,825
IHI Corp.	459,700	51,190,712
Kawasaki Heavy Industries Ltd.	509,400	37,203,039
Komatsu Ltd.	2,801,800	90,268,115
Kubota Corp.	3,489,500	39,132,126
Makita Corp.	751,900	23,277,418
MINEBEA MITSUMI, Inc.	1,134,600	17,856,771
Mitsubishi Heavy Industries Ltd.	10,192,600	243,362,566
SMC Corp.	170,900	59,468,681
Toyota Industries Corp.	549,200	58,727,401
Yaskawa Electric Corp. (a)	770,300	16,111,428
		762,667,474
Marine Transportation — 0.7%
Kawasaki Kisen Kaisha Ltd. (a)	1,127,500	15,928,068
Mitsui OSK Lines Ltd. (a)	1,011,300	33,992,138
Nippon Yusen KK	1,315,700	46,141,334
		96,061,540
Media — 0.1%
Dentsu Group, Inc.	683,900	13,486,920
Metals & Mining — 0.8%
JFE Holdings, Inc. (a)	1,930,800	22,345,275
Nippon Steel Corp.	3,173,500	61,115,324
Sumitomo Metal Mining Co. Ltd.	801,000	17,618,233
		101,078,832
Office REITs — 0.3%
Japan Real Estate Investment Corp.	21,598	17,518,261
Nippon Building Fund, Inc.	24,946	22,883,674
		40,401,935
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	8,166,100	42,860,884
Idemitsu Kosan Co. Ltd.	2,617,360	16,826,003
Inpex Corp.	2,632,300	37,480,687
		97,167,574
Passenger Airlines — 0.1%
ANA Holdings, Inc. (a)	471,200	8,737,256
Japan Airlines Co. Ltd.	437,800	8,693,614
		17,430,870
Personal Care Products — 0.6%
Kao Corp.	1,410,200	63,454,035
Shiseido Co. Ltd.	1,135,200	18,453,278
		81,907,313

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 4.5%
Astellas Pharma, Inc.	5,454,800	56,558,766
Chugai Pharmaceutical Co. Ltd.	2,001,700	95,955,391
Daiichi Sankyo Co. Ltd.	5,675,400	139,228,514
Eisai Co. Ltd.	822,400	23,064,520
Kyowa Kirin Co. Ltd.	716,400	12,228,676
Ono Pharmaceutical Co. Ltd.	1,328,800	14,859,672
Otsuka Holdings Co. Ltd.	1,406,100	66,944,013
Shionogi & Co. Ltd.	2,582,100	43,183,865
Takeda Pharmaceutical Co. Ltd.	4,763,100	130,841,361
		582,864,778
Professional Services — 2.0%
Recruit Holdings Co. Ltd.	4,373,100	259,461,122
Real Estate Management & Development — 2.3%
Daito Trust Construction Co. Ltd.	190,100	19,462,005
Daiwa House Industry Co. Ltd.	1,878,200	62,095,039
Hulic Co. Ltd. (a)	1,728,400	16,484,975
Mitsubishi Estate Co. Ltd.	3,783,100	70,828,809
Mitsui Fudosan Co. Ltd.	8,417,000	75,233,673
Sumitomo Realty & Development Co. Ltd.	1,439,100	52,569,129
		296,673,630
Semiconductors & Semiconductor Equipment — 4.3%
Advantest Corp.	2,238,100	148,831,728
Disco Corp.	277,700	82,067,767
Lasertec Corp.	249,000	25,086,438
Renesas Electronics Corp.	4,805,800	58,453,249
SCREEN Holdings Co. Ltd.	291,200	22,716,483
Tokyo Electron Ltd.	1,342,700	213,460,896
		550,616,561
Software — 0.3%
Oracle Corp.	101,000	10,922,588
Trend Micro, Inc.	382,400	23,318,165
		34,240,753
Specialty Retail — 1.6%
Fast Retailing Co. Ltd.	556,700	169,810,049
Nitori Holdings Co. Ltd.	245,900	20,824,488
ZOZO, Inc.	1,241,600	12,291,061
		202,925,598
Technology Hardware, Storage & Peripherals — 1.3%
Canon, Inc. (a)	2,806,200	79,703,498
FUJIFILM Holdings Corp.	3,653,300	75,777,590
Ricoh Co. Ltd. (a)	1,728,500	15,156,339
		170,637,427
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,165,000	50,897,627

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.7%
Japan Tobacco, Inc.	3,362,700	96,037,468
Trading Companies & Distributors — 6.8%
ITOCHU Corp.	4,300,200	225,556,745
Marubeni Corp.	5,036,500	103,116,047
Mitsubishi Corp.	11,789,800	232,534,867
Mitsui & Co. Ltd.	7,861,200	160,027,645
MonotaRO Co. Ltd.	755,500	13,453,129
Sumitomo Corp.	3,709,400	94,811,432
Toyota Tsusho Corp.	2,150,400	49,283,595
		878,783,460
Wireless Telecommunication Services — 3.8%
KDDI Corp.	8,883,800	145,797,518
SoftBank Corp.	85,021,000	122,841,498
SoftBank Group Corp.	2,887,200	220,463,580
		489,102,596
Total Common Stocks (Cost $11,399,144,558)		12,817,793,931
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $106,329,477)	106,329,477	106,329,477
Total Investments — 100.3% (Cost $11,505,474,035)		12,924,123,408
Liabilities in Excess of Other Assets — (0.3)%		(33,566,387)
NET ASSETS — 100.0%		12,890,557,021

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $99,480,609.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	367	09/11/2025	JPY	71,586,903	3,855,938

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$12,817,793,931	$—	$12,817,793,931
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	106,329,477	—	—	106,329,477
Total Investments in Securities	$106,329,477	$12,817,793,931	$—	$12,924,123,408

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$3,855,938	$—	$—	$3,855,938
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$63,807,415	$771,466,284	$728,944,222	$—	$—	$106,329,477	106,329,477	$3,576,004	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.